Stockholders' Equity (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options Outstanding
Options outstanding - beginning balance | shares	185,000
Options granted | shares	80,000
Options cancelled | shares	(7,500)
Options oustanding - ending balance | shares	257,500
Options exercisable | shares	160,000
Weighted average exercise price
Options outstanding - beginning balance	$ 0.83
Options granted	1.54
Options cancelled	1.43
Options outstanding - ending balance	1.04
Options exercisable	$ 0.82
Weighted average remaining contracted term
Options outstanding - beginning baiance	9 years 1 month 13 days
Options outstanding - ending balance	8 years 6 months 29 days
Options exercisable	8 years 2 months 19 days
Aggregate intrinsic value
Options outstanding - beginning balance
Options granted
Options cancelled
Options outstanding - ending balance	$ 146,825
Options exercisable	$ 124,825